Note 5 - Acquisitions (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Combination, Acquisition Related Costs		$ 1,787	$ 4,561
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ 0	10,236
Business Acquisition, Goodwill, Expected Tax Deductible Amount	34,661	86,081	34,661
Business Combination, Contingent Consideration, Liability, Total		32,346
Contingent Consideration Paid		25,525	4,664
Fair Value, Inputs, Level 3 [Member]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		10,236	(261)
Business Combination, Contingent Consideration, Liability, Total	$ 24,128	$ 32,346	$ 24,128	$ 14,423
Acquisitions 2021 [Member]
Number of Businesses Acquired		18
Acquisitions 2021 [Member] | US Midwest [Member]
Number of Businesses Acquired		2
Acquisitions 2021 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired		4
Acquisitions 2021 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired		14
Acquisitions 2021 [Member] | FirstService Brands Segment [Member] | Independent Restoration [Member]
Number of Businesses Acquired		10
Acquisitions 2021 [Member] | FirstService Brands Segment [Member] | Fire Protection [Member]
Number of Businesses Acquired		2
Acquisitions 2020 [Member]
Number of Businesses Acquired			6
Acquisitions 2020 [Member] | FirstService Residential Segment [Member]
Number of Businesses Acquired			2
Acquisitions 2020 [Member] | FirstService Brands Segment [Member]
Number of Businesses Acquired			4
Acquisitions 2020 [Member] | FirstService Brands Segment [Member] | Fire Protection Operations [Member]
Number of Businesses Acquired			2
Acquisitions 2020 and 2021 [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		$ 31,488
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		$ 37,044